Derivative Financial Instruments and Hedge Accounting_Fair Value Of Non-Derivative Financial Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hedge on Net Investments in Foreign Operations
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Financial debentures in foreign currencies	₩ 97,737	₩ 88,785